UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09277

Viking Mutual Funds
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, North Dakota 58703
(Address of principal executive offices) (Zip code)

Brent Wheeler, 1 Main Street North, Minot, North Dakota 58703
(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

VIKING TAX-FREE FUND FOR MONTANA
Schedule of Investments September 30, 2009
	Principal Amount	Market Value
MONTANA MUNICIPAL BONDS (94.5%)

Billings, MT Spl Impt Dist No 1385 7.000% 7/1/17	$255,000	$273,383
Billings, MT Multifamily Hsg Rev Ref Coll Westpark Vlg Proj 5.550% 12/1/32	2,500,000	2,502,350
Bozeman, MT 4.950% 7/1/20	170,000	184,027
Bozeman, MT Tax Increment Urban Renewal Rev Downtown Impt Dist 4.950% 7/1/28	200,000	175,712
Puerto Rico Childrens Tr Fd Tob Settle Rev 6.000% 7/1/26	195,000	202,020
Forsyth, MT Poll Ctl Rev Ref Puget Sound Energy 5.000% 3/1/31	355,000	356,168
*Forsyth, MT Pollution Ctl Rev Ref Northwestern Corp Colstrip 4.650% 8/1/23	1,400,000	1,331,666
Gallatin Cnty, MT 4.600% 7/1/27	250,000	277,118
Great Falls MT Tax Increment Urban Renewal West BK Urban Renewal Dist-A 5.550% 7/1/29	275,000	298,829
Helena, MT Ctfs Partn 4.000% 1/1/20	230,000	236,622
Helena, MT Ctfs Partn 4.625% 1/1/24	270,000	288,090
Helena, MT Ctfs Partn 5.000% 1/1/29	175,000	185,628
Missoula Cnty, MT Sch Dist # 4 Hellgate 4.250% 6/15/24	235,000	246,202
Missoula, MT Spl Assmt Pooled Spl Sidewalk Curb 4.750% 7/1/27	200,000	199,508
Missoula, MT Spl Impt Dists #540 4.600% 7/1/24	100,000	97,277
Missoula, MT Spl Impt Dists #540 4.600% 7/1/25	105,000	101,674
Missoula, MT Spl Impt Dists NO 541 5.400% 7/1/29	370,000	399,896
Missoula, MT Tax Increment Urban Renewal 5.125% 7/1/26	125,000	132,165
MT Fac Fin Auth Hlth Care Facs Rev (Master Loan Proj - Cmnty Med Ctr) 5.100% 12/1/18	250,000	255,388
MT Fac Fin Auth Hlth Care Facs Rev (Master Loan Proj - Cmnty Med Ctr) 5.125% 12/1/19	250,000	255,608
MT Fac Fin Auth Hlth Care Facs Rev (Master Loan Proj - Cmnty Med Ctr) 5.150% 12/1/20	250,000	258,383
MT Fac Fin Auth Hlth Care Facs Rev Master Ln Prog-Cmnty Med Ctr 5.200% 12/1/21	395,000	404,606
MT Fac Fin Auth Hlth Care Facs Rev Ref-Developmental Ctr Proj 4.500% 6/1/16	250,000	264,978
MT Fac Fin Auth Hlth Care Facs Rev Ref-Developmental Ctr Proj 4.750% 6/1/19	170,000	179,105
MT Fac Fin Auth Hlth Care Facs Rev Childrens Home 4.550% 1/1/17	250,000	266,493
MT Fac Fin Auth Hlth Master Ln Pg NE MT-B 4.500% 5/1/27	250,000	249,783
MT Fac Fin Auth Hlth Care Facs Rev (St Luke Health) 4.500% 1/1/17	120,000	127,816
MT Fac Fin Auth Hlth Care Facs Rev (St Luke Health) 5.000% 1/1/22	600,000	626,550
MT Fac Fin Auth Glendive Med Pj 4.500% 7/1/23	250,000	255,243
MT Fac Fin Auth Hosp Facs Rev (St Peters Hosp Proj) 5.000% 6/1/28	250,000	247,880
*MT Fac Fin Auth Rev Prov Hlth & Svce 5.000% 10/1/19	175,000	192,428
*MT Fac Fin Auth Rev (Providence Health) 5.000% 10/1/22	1,500,000	1,570,275
MT Fac Fin Auth Rev Prov Svcs 4.800% 12/1/20	105,000	116,954
MT Fac Fin Auth Rev (Cmnty Counsel & Correctl Svcs) 4.500% 10/1/22	470,000	505,001
MT Fac Fin Auth Boyd Andrew Cmnty Svcs Proj 4.375% 10/1/20	285,000	302,180
MT Fac Fin Auth Rev (Boyd Andrew Proj) 4.500% 10/1/22	215,000	231,011
MT Fac Fin Auth Rev Benefis Health Sys 4.750% 1/1/24	150,000	155,957
MT Fac Fin Auth Rev (Benefits Healthcare) 4.750% 1/1/25	275,000	286,930
Montana State (Wtr Polltn Ctl Revolving Fd) 5.600% 7/15/20	170,000	175,071
Montana State (Wtr Polltn Ctl Revolving Fd) 5.600% 7/15/20	240,000	247,159
MT St Brd Hsg Multi-Family Mtg 6.150% 8/1/26	200,000	200,218
MT Hlth. Facs. Auth. (Sisters of Charity) Rev. 5.125% 12/1/18	175,000	175,714
MT St Hlth Facs Auth Rev Hillcrest Sr Cntr 6.900% 6/1/15	30,000	31,371
MT St Hlth Facs Auth Rev Hillcrest Sr Ctr 7.250% 6/1/25	35,000	36,437
*MT St Brd Regents Higher Ed Rev Ref Facs (MT St Univ) 5.000% 11/15/21	750,000	818,460
MT St Brd Regents Hghr Ed Rev MSU 5.000% 11/15/18	260,000	297,450
MT St Brd Regents Higher Ed Rev Unrefunded (Univ of MT) 6.000% 5/15/19	230,000	241,233
MT St Brd Regents Higher Ed Rev Unrefunded (Univ of MT) 5.750% 5/15/24	410,000	424,518
MT St Brd Regents Higher Ed Rev Ref (MT St Univ) 4.500% 11/15/25	770,000	821,159
MT St Hlth Fac Auth Hlth Care Rev Cmnty Med Ctr 6.375% 6/1/18	350,000	353,143
MT St Hlth Fac Auth Hlth Care Rev (State Hospital) 5.000% 6/1/22	600,000	601,656
MT St Hlth Fac Auth Hlth Care Rev (Big Horn Hosp - Hardin) 5.100% 2/1/18	300,000	300,804
MT St Hlth Fac Auth Hlth Care Rev (Lewis & Clark Nursing Home) 5.100% 2/1/18	350,000	350,938
MT St Hlth Fac Auth Hlth Care Rev (Lewis & Clark Office Proj) 5.100% 2/1/18	150,000	150,402
*MT St Hlth Fac Auth Hlth Care Rev (Marcus Daly Memorial) 6.000% 8/1/20	1,400,000	1,434,118
MT St Brd Hsg AMT Sngl Fam Mtg Ser B 4.750% 12/1/27	100,000	95,119
*MT Board of Hsg., Single Family Mrtge. 5.750% 6/1/30	55,000	55,074
*MT St Brd Hsg Sngle Fam Ser A-2 5.500% 12/1/20	70,000	70,167
*MT Board of Hsg., Single Family Program 5.600% 12/1/23	645,000	645,929
MT Board of Hsg., Single Family Program Series 2002A 5.200% 12/1/22	105,000	105,188
MT St Brd Hsg Singl Fam Mtg Ser B-2 4.850% 12/1/15	70,000	70,659
MT Board of Hsg., Single Family Program 5.550% 6/1/33	125,000	124,116
MT Board of Hsg., Single Family Program 5.050% 12/1/24	150,000	153,692
MT Board of Hsg., Single Family Program 5.300% 12/1/29	650,000	670,443
MT St Brd Hsg Single Fam Mtg Ser C2 4.850% 12/1/26	180,000	171,905
MT St Dept Transn Rev Grant Antic Hwy 93 5.000% 6/1/22	350,000	392,280
*MT St Hgr Ed Student Assist Corp Student Ln Rev 5.500% 12/1/31	1,685,000	1,608,063
*MT St Hgr Ed Student Assist Corp Student Ln Rev 6.400% 12/1/32	1,575,000	1,576,433
MT St Hlth Fac Auth Hosp Fac Rev (Bozeman Deaconess) 5.000% 6/1/18	1,000,000	1,005,930
MT Hlth. Facs. Auth. (Alternatives Inc.) Prerelease Ctr. Rev. 5.600% 10/1/17	750,000	750,023
MT Hlth. Facs. Auth. (Boyd Andrew Prj.) Pre Release Center 6.300% 10/1/20	795,000	820,162
Puerto Rico Commonwealth G.O. 6.000% 7/1/27	600,000	632,910
Puerto Rico Commonwealth Hwy & Trans Auth Hwy Rev 5.500% 7/1/20	270,000	293,992
Puerto Rico Comwlth Infra Fing Auth Ser A 5.250% 7/1/10	100,000	100,836
*Univ of MT Univ Revs Facs Acq & Imp Ser C 5.000% 11/15/17	140,000	160,381
Univ of MT Univ Revs Higher Ed Facs Impt Ser D 5.375% 5/15/19	370,000	442,013
Whitefish, MT Tax Increment Urban Renewal Rev Emergency Svcs PJ Ref 4.625% 7/15/20	100,000	106,847
Yellowstone County MT Health Care Lease Rev 5.000% 9/1/29	1,250,000	1,306,150
Yellowstone County MT Health Care Lease Rev. 5.250% 9/1/34	245,000	255,844

TOTAL MONTANA MUNICPAL BONDS (COST: $31,776,979)		$32,514,911

MUTUAL FUNDS (1.0%)
Franklin Double Tax-Free Income Fund - Class A (COST: $300,595)	28,276.487	$330,546

SHORT-TERM SECURITIES (3.3%)	Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $1,124,626)	1,124,626	$1,124,626

TOTAL INVESTMENTS IN SECURITIES (COST: $33,202,200)		$33,970,083
OTHER ASSETS LESS LIABILITIES		426,702

NET ASSETS		$34,396,785

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

NOTE: INVESTMENT IN SECURITIES

At September 30, 2009, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $33,202,200. The net unrealized appreciation of investments based on the cost was $767,883, which is comprised of $993,315 aggregate gross unrealized appreciation and $225,432 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

NOTE: FAIR VALUE MEASUREMENTS

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157 Fair Value Measurements. This standard defines fair value, and establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Cash Equivalents	$1,124,626	$0	$0	$1,124,626
Mutual Funds	330,546	0	0	330.546
Municipal Bonds	0	32,514,911	0	32,514,911
Total	$1,455,172	$32,514,911	$0	$33,970,083

VIKING TAX-FREE FUND FOR NORTH DAKOTA
Schedule of Investments September 30, 2009
	Principal Amount	Market Value
NORTH DAKOTA MUNICIPAL BONDS (95.9%)

Bismarck, ND Ref & Impt 4.000% 5/1/15	$100,000	$109,233
Burleigh Cnty, ND Health Care Rev Ref-Medcenter One Inc 5.250% 5/1/13	150,000	150,108
Burleigh Cnty, ND Mun Indl Dev Act Rev Ref MO Slope Luth Care Ctr 5.050% 11/1/18	125,000	119,282
* City of Minot (Highway Bonds) G.O. 5.000% 10/1/23	555,000	582,406
Fargo, ND Bldg Auth Lease Rev 5.000% 5/1/20	50,000	52,533
Fargo, ND Health Sys Rev MeritCare Obligated 5.375% 6/1/27	200,000	200,060
Fargo, ND Health Sys Rev MeritCare Obligated 5.625% 6/1/31	250,000	253,397
Fargo, ND Health Sys Rev MeritCare Obligated 5.125% 6/1/27	75,000	75,090
Fargo, ND Pub Sch Dist No 1 Ltd Tax 5.000% 5/1/23	200,000	225,690
Fargo, ND Pub Sch Dist No 1 Ltd Tax-Sch Bldg 4.500% 5/1/21	250,000	264,580
* Fargo, ND Ref Impt 5.000% 5/1/28	200,000	210,774
Fargo, ND Sch Dist Bldg Auth Lease Rev Ref 4.000% 5/1/20	250,000	259,268
Grand Forks Cnty Bldg Auth Lease Rev 5.000% 12/1/20	200,000	217,016
Grand Forks, ND (Alerus Project) Sales Tax Rev. 4.500% 12/15/29	250,000	257,903
Grand Forks, ND Health Care Facs Rev United Hospital Oblig Group 6.250% 12/1/24	150,000	150,080
Grand Forks, ND Health Care Sys Rev Altru Health Sys Oblig Group 5.625% 8/15/27	700,000	701,092
Grand Forks, ND Health Care Sys Rev Altru Health Sys Oblig Group 7.125% 8/15/24	20,000	21,478
Grand Forks, ND Mosquito Ctl Resv Rev 4.750% 9/1/24	100,000	104,839
Grand Forks, ND Nursing Fac. 7.250% 11/1/29	250,000	266,107
Grand Forks, ND Pub Bldg 4.625% 12/1/26	350,000	375,347
Grand Forks, ND Ref Impt 5.000% 12/1/24	115,000	129,818
Grand Forks, ND Ref Impt 5.000% 12/1/26	100,000	111,728
Grand Forks, ND Ref Impt 5.000% 12/1/24	100,000	104,810
Grand Forks, ND Regl Arpt Auth Arpt Rev Ser A 4.600% 6/1/24	350,000	369,170
Grand Forks, ND Regl Arpt Auth Arpt Rev Ser A 5.000% 6/1/29	500,000	534,215
Mandan Public Schools District # 1 4.250% 5/1/18	100,000	107,772
Mercer Cnty, ND Pollutn Ctr Rev Ref Otter Tail Corp Proj 4.850% 9/1/22	115,000	115,432
Minot Public School Dist. Bldg. Auth. 4.800% 5/1/23	210,000	226,418
Minot, ND Wtr & Swr Util Resv Rev 5.250% 10/1/22	200,000	219,268
Minot, ND Wtr & Swr Util Resv Rev 5.375% 10/1/23	250,000	280,798
* ND (HFA) Hsg. Finance Rev. 5.200% 7/1/22	685,000	693,289
ND Bldg Auth Lease Rev 5.200% 12/1/19	90,000	93,605
* ND Bldg Auth Lease Rev 5.000% 12/1/22	1,020,000	1,088,065
ND Hsg Fin Agy Mtg Rev Hsg Fin Pg 5.650% 7/1/28	100,000	102,255
ND Hsg Fin Agy Mtg Rev Ref-Hsg Fin Pg 6.000% 7/1/20	160,000	161,507
ND Mun Bd Bk Cap Fing Prog 6.000% 6/1/21	25,000	25,794
ND Pub Fin Auth AMT Indl Dev Prog 5.000% 6/1/20	150,000	157,350
ND Pub Fin Auth Cap Fing Prog 5.000% 6/1/31	100,000	107,432
ND Pub Fin Auth Indl Dev Prog 6.000% 6/1/34	200,000	223,684
* ND St Brd Hghr Ed Student Svcs Facs Rev MSU 5.000% 8/1/18	175,000	177,370
* ND St Brd Hghr Ed Student Svcs Facs Rev MSU 5.500% 8/1/23	125,000	122,461
ND St Brd Higher Ed Rev Hsg & Aux - BSC 4.750% 5/1/19	100,000	100,502
ND St Hsg Fin Agy Hsg-Home Mtg Fin PG-Ser A 5.350% 7/1/34	400,000	423,916
ND St Hsg Fin Agy Rev Home Mtg Prog C 4.900% 7/1/15	150,000	150,470
* ND St Hsg Fin Agy Rev Hsg Fin Prog Home Mtg A 5.550% 7/1/22	45,000	45,054
ND St Wtr Commn Rev Wtr Dev & Mgmt Prog 5.500% 8/1/10	50,000	51,697
ND St Wtr Commn Rev Wtr Dev & Mgmt Prog 5.000% 8/1/25	625,000	675,950
ND State Board of Hgr. Educ. (ND St. Univ. Facs.) 5.100% 4/1/32	500,000	514,175
ND State Board of Hgr. Educ. (ND State Univ. Hsg. & Aux. Facs.) 5.000% 4/1/27	250,000	272,657
* ND State Board of Hgr. Educ. (Univ. of ND Hsg. & Aux. Facs.) Rev. 5.000% 4/1/32	1,000,000	1,035,410
NDSU Rev Hsg & Aux Facs - Wellness Ctr 4.750% 4/1/29	75,000	78,621
North Dakota Housing Finance Agy 5.150% 7/1/23	390,000	404,095
North Dakota Housing Finance Agy 5.400% 7/1/28	100,000	105,083
North Dakota Pub Fin Auth GO (Tri-County Water Dist) 5.000% 6/1/34	265,000	280,033
North Dakota Pub. Fin. Auth State Revolving Fund 5.500% 10/1/27	250,000	286,452
* Oliver Cnty, ND Pollutn Ctl Rev Ref-Square Butte Electric Coop 5.300% 1/1/27	2,290,000	2,318,602
South Central Regl Wtr Dist Util Sys Rev Ref - Northern Burleigh Cnty 5.000% 10/1/23	150,000	156,325
Ward Cnty Hlth Care Fac Rev Trinity Obligated Group 5.250% 7/1/15	385,000	400,785
Ward Cnty Hlth Care Fac Rev Trinity Obligated Group 5.125% 7/1/25	100,000	97,616
Ward Cnty Hlth Care Fac Rev Trinity Obligated Group 5.125% 7/1/29	500,000	474,505
West Fargo Ref & Inprovement, GO 3.000% 5/1/14	100,000	104,524
West Fargo, ND Pub Sch Dist No 6 5.000% 5/1/14	50,000	52,977
Williams Cnty, ND Sales Tax Rev 5.000% 11/1/21	100,000	100,593
Williams Cnty, ND Sales Tax Rev 5.000% 11/1/31	250,000	230,142

TOTAL NORTH DAKOTA MUNICIPAL BONDS		$18,108,708

PUERTO RICO MUNICIPAL BONDS (0.1% )
Puerto Rico Childrens Tr Fd Tob Settle Rev 6.000% 7/1/26	15,000	15,540

TOTAL MUNICIPAL BONDS (COST: $17,446,027)		$18,124,248

SHORT-TERM SECURITIES (2.9%)	Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $541,154)	541,154	$541,154

TOTAL INVESTMENTS IN SECURITIES (COST: $17,987,181)		$18,665,402
OTHER ASSETS LESS LIABILITIES		222,228

NET ASSETS		$18,887,630

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

NOTE: INVESTMENT IN SECURITIES

At September 30, 2009, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $17,987,181. The net unrealized appreciation of investments based on the cost was $678,221, which is comprised of $754,334 aggregate gross unrealized appreciation and $76,113 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

NOTE: FAIR VALUE MEASUREMENTS

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157 Fair Value Measurements. This standard defines fair value, and establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Cash Equivalents	$541,154	$0	$0	$541,154
Municipal Bonds	0	18,124,248	0	18,124,248
Total	$541,154	$18,124,248	$0	$18,665,402

VIKING LARGE-CAP VALUE FUND
Schedule of Investments September 30, 2009
	Quantity	Market Value
COMMON STOCK (91.8%)

Consumer Discretionary (9.2%)
Penny J. C.	1,000	$33,750
Target Corp	700	32,676
*Time Warner Cable	833	35,894
TJX Companies	900	33,435
Tupperware Brands Corp	2,400	95,808
Walt Disney Company	1,700	46,682
		278,245
Consumer Staples (11.7%)
Altria Group	3,200	56,992
Archer-Daniels-Midland	1,500	43,830
Bunge Limited	400	25,044
CVS Corp.	2,300	82,202
Kimberly-Clark	1,500	88,470
Sysco Corp.	2,300	57,155
		353,693
Energy (13.1%)
Anadarko Petroleum	800	50,184
Apache Corp	700	64,281
Chevron Texaco	1,200	84,516
ConocoPhillips	900	40,644
Exxon Mobil Corp.	1,900	130,359
Hess Corp	500	26,730
		396,714
Financials (19.8%)
BB&T	4,100	111,684
Chubb Corp	2,000	100,820
J.P. Morgan Chase & Co.	2,600	113,932
Lincoln National	1,400	36,274
Morgan Stanley	1,000	30,880
Prudential Finl	1,700	84,847
Wells Fargo & Co.	4,400	123,992
		602,429
Health Care (8.3%)
AmerisourceBergen Corp	4,400	98,472
Merck & Co.	2,500	79,075
Pfizer Inc.	4,400	72,820
		250,367
Industrials (4.2%)
General Electric	4,000	65,680
Honeywell International Inc.	1,700	63,155
		128,835
Information Technology (6.3%)
Intel Corp.	5,200	101,764
Microsoft Corp.	3,400	88,026
		189,790
Materials (5.1%)
Freeport-McMoRan Copper & Gold, Inc.	600	41,166
PPG Industries	1,200	69,852
Sealed Air	2,200	43,186
		154,204
Telecommunication Services (5.1%)
AT&T Inc	2,900	78,329
Verizon Communications, Inc.	2,500	75,675
		154,004
Utilities (9.0%)
American Electric Power	2,400	74,376
Dominion Resources	2,000	69,000
Exelon Corporation	1,300	64,506
Public Svc. Ent. Grp.	2,100	66,024
		273,906

TOTAL COMMON STOCKS (COST: $2,516,205)		$2,782,187

SHORT-TERM SECURITIES (8.2%)	Shares
Wells Fargo Advantage Investment Money Market (COST: $249,929)	249,929	$249,929

TOTAL INVESTMENTS IN SECURITIES (COST: $2,766,134)		$3,032,116
OTHER ASSETS LESS LIABILITIES		333

NET ASSETS		$3,032,449

*Non-income producing

NOTE: INVESTMENT IN SECURITIES

At September 30, 2009, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $2,766,134. The net unrealized appreciation of investments based on the cost was $265,982, which is comprised of $439,890 aggregate gross unrealized appreciation and $173,908 aggregate gross unrealized depreciation.

NOTE: FAIR VALUE MEASUREMENTS

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157 Fair Value Measurements. This standard defines fair value, and establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Cash Equivalents	$249,929	$0	$0	$249,929
Common Stock	2,782,187	0	0	2,782,187
Total	$3,032,116	$0	$0	$3,032,116

VIKING SMALL-CAP VALUE FUND
Schedule of Investments September 30, 2009
	Quantity	Market Value
COMMON STOCK (97.6%)

Consumer Discretionary (12.7%)
Borg Warner Automotive	1,500	$45,390
The Buckle, Inc.	600	20,484
* Carter's Inc.	2,600	69,420
* Children's Place Retail Stores Inc.	1,500	44,940
* Dicks Sporting Goods	3,000	67,200
* Hanesbrands	1,900	40,660
* Jack in the Box	3,200	65,568
Tupperware Brands Corp	1,700	67,864
		421,526
Consumer Staples (4.6%)
* BJ'S Wholesale	1,200	43,464
* Chattem	800	53,128
Church & Dwight	500	28,370
* Treehouse Foods Inc.	800	28,536
		153,498
Energy (6.0%)
* Bristow Group	1,600	47,504
* Comstock Resources Inc	800	32,064
* Exterran Holdings	2,700	64,098
* Oil States Intl Inc.	1,600	56,208
		199,874
Financials (21.3%)
Corporate Office Properties	400	14,752
First Midwest Bancorp Inc	1,600	18,032
First Niagara Finc. Gr. Inc.	5,400	66,582
Glacier Bancorp-New	4,200	62,748
National Penn Bancshares Inc	2,900	17,719
Prosperity Bancshares	2,000	69,580
Protective Life Corp	800	17,136
Senior Housing Properties Trust	4,000	76,440
Sterling Bancshares Inc	1,900	13,889
Tanger Factory Outlet Centers	2,000	74,680
Trustmark	3,600	68,580
Washington Federal	4,800	80,928
Aspen Insurance Holdings	2,300	60,881
Validus Holdings Ltd	2,431	62,720
		704,667
Health Care (8.0%)
* Mettler-Toledo International, Inc.	700	63,413
Owens & Minor	1,400	63,350
Teleflex Inc.	1,400	67,634
West Pharm. Services	1,700	69,037
		263,434
Industrials (20.0%)
Barnes Group	3,700	63,233
Brinks Co.	1,800	48,438
Crane Co.	2,000	51,620
* Gardner Denver Inc.	2,100	73,248
* General Cable	1,200	46,980
* Genesee & Wyoming Inc.	1,600	48,512
Lincoln Electric Holdings Inc.	1,100	52,195
Nordson Corp	1,200	67,308
A.O. Smith Corporation	1,550	59,055
* Tutor Perini Corp	1,600	34,080
Wabtec	1,600	60,048
Watson Wyatt Worldwide Inc	1,300	56,628
		661,345
Information Technology (11.6%)
* Brocade Comm	9,200	72,312
* JDA Software Group Inc.	2,200	48,268
Maximus Inc.	1,600	74,560
* Netgear, Inc.	1,900	34,865
* NetScout Systems, Inc.	2,100	28,371
* Perot Systems Corp.	4,200	124,740
		383,116
Materials (6.6%)
AptarGroup	2,100	78,456
RPM International Inc.	3,900	72,111
Walter Energy	1,100	66,066
		216,633
Utilities (6.9%)
Cleco Corporation	2,400	60,192
Piedmont Natural Gas Company	2,700	64,638
Portland Gen Elect Co	2,500	49,300
Westar Energy Inc.	2,700	52,677
		226,807

TOTAL COMMON STOCKS (COST: $2,609,861)		$3,230,900

SHORT-TERM SECURITIES (2.5%)	Shares
Wells Fargo Advantage Investment Money Market (COST: $81,538)	81,538	$81,538

TOTAL INVESTMENTS IN SECURITIES (COST: $2,691,399)		$3,312,438
OTHER ASSETS LESS LIABILITIES		(3,094)

NET ASSETS		$3,309,344

*Non-income producing

NOTE: INVESTMENT IN SECURITIES

At September 30, 2009, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $2,572,659. The net unrealized appreciation of investments based on the cost was $621,039, which is comprised of $715,836 aggregate gross unrealized appreciation and $94,797 aggregate gross unrealized depreciation.

NOTE: FAIR VALUE MEASUREMENTS

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157 Fair Value Measurements. This standard defines fair value, and establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Cash Equivalents	$81,538	$0	$0	$81,538
Common Stock	3,230,900	0	0	3,230,900
Total	$3,312,438	$0	$0	$3,312,438

Item 2. Controls and Procedures

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"). The registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Viking Mutual Funds

By: /s/Shannon D. Radke

Shannon D. Radke
President

Date: November 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Viking Mutual Funds

By: /s/Shannon D. Radke

Shannon D. Radke
President

Date: November 27, 2009

By: /s/Adam Forthun

Adam Forthun
Treasurer

Date: November 27, 2009